Subsequent events (Narrative) (Details) - Subsequents Event [Member] - Biopharmax Group Ltd. [Member] $ in Thousands	Jul. 17, 2023 USD ($) ft²
Disclosure of non-adjusting events after reporting period [line items]
Investment amount in property	$ 12,000
Area of land | ft²	32,500
Rental expense	$ 625
Increase in rent as percentage in every three years	6.00%